Finance income and finance expense - Components of finance income (expense) (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest income	SFr 0	SFr 53,570	SFr 67,565
Net foreign currency exchange gain	1,103,067	1,912,681	843,950
Revaluation gain from derivative financial instruments	1,350,071	3,372,186	291,048
Total finance income	2,453,138	5,338,437	1,202,563
Interest expense (incl. Bank charges)	1,070,177	1,640,394	828,547
Net foreign currency exchange loss	1,242,938	2,737,273	944,047
Total finance expense	2,313,115	4,377,667	1,772,594
Finance income/(expense), net	SFr 140,023	SFr 960,770	SFr (570,031)